Notes to the consolidated statements of income - Revenue (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Revenue
Health care services	€ 3,781,920	€ 3,400,221	€ 7,388,727	€ 6,725,680
Health care products	974,760	919,949	1,916,322	1,804,615
Revenue	4,756,680	4,320,170	9,305,049	8,530,295
Revenue from contracts with customers
Revenue
Health care services	3,640,283	3,305,679	7,132,798	6,538,815
Health care products	949,726	890,792	1,861,708	1,740,412
Revenue	4,590,009	4,196,471	8,994,506	8,279,227
Other revenue
Revenue
Health care services	141,637	94,542	255,929	186,865
Health care products	25,034	29,157	54,614	64,203
Revenue	€ 166,671	€ 123,699	€ 310,543	€ 251,068